Lease - Amounts recognized in consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease
Expense relating to short-term and low-value leases					$ 86	$ 9	$ 28
Expense relating to short-term and low-value leases	$ 28	$ 5	$ 28	$ 8
Interest expense on lease liabilities	36	26	20	50
Total	$ 64	$ 31	$ 48	$ 58